Statutory Results (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Statutory Accounting Practices Disclosure
Statutory net income (loss) and statutory capital for the Company's U.S. insurance subsidiaries are as follows:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
(In millions)	2023	2022
Combined statutory net income (loss)	$48	$441	$(426)	$(2)

	Successor Company
	As of December 31,
	2023	2022
Statutory capital [1]	$2,188	$2,738
[1]    The Company relies upon a prescribed practice allowed by Connecticut state laws that allow the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. The benefit from this prescribed practice was approximately $27 and $40 as of December 31, 2023 and 2022 (Successor Company), respectively.